Segment information	3 Months Ended
Mar. 31, 2022
Segment information
Segment information

5 Segment information

in EUR k	For the three months ended March 31, 2022
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,235	7,092	—	10,327

Adjusted EBITDA	1,099	812	(11,964)	(10,053)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	—	—	79	79
Additions to intangible assets	29	—	15	44

Other segment information
Depreciation and amortization	127	441	1,795	2,363
Research and development expenses	—	—	4,614	4,614

in EUR k	For the three months ended March 31, 2021
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,598	6,383	—	9,981

Adjusted EBITDA	1,497	1,054	(12,020)	(9,469)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	6	234	314	554
Additions to intangible assets	322	—	650	972

Other segment information
Depreciation and amortization	414	406	1,539	2,359
Research and development expenses	—	—	4,335	4,335

Adjusted EBITDA

Adjustments to income/ loss include non-cash charges in relation to depreciation, amortization (including impairments), and share-based payments as well as net financial costs and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These include financing costs which is largely composed of costs related to the Oxford Loan Facility (as defined below), corporate overheads, which are responsible for centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

Decreases in corporate expenses for the three months ended March 31, 2022 are mainly due to decreased personnel costs, legal, administrative, IT support and data center costs.

Reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

For the three months ended March 31	2022	2021
Reported segment Adjusted EBITDA	1,911	2,551
Corporate expenses	(11,964)	(12,020)
	(10,053)	(9,469)
Share-based payment (true-up)/ expenses (Note 12)	1,957	(2,042)
Depreciation and amortization	(2,363)	(2,359)
Operating loss from continuing operations	(10,459)	(13,870)
Financial costs, net	(620)	(259)
Loss before taxes from continuing operations for the three months ended March 31	(11,079)	(14,129)

Non-current asset locations

Non-current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of Centogene GmbH, except for property, plant and equipment of EUR 132k (December 31, 2021: EUR 147k) and right-of-use assets of EUR 69k (December 31, 2021: EUR 137k), which are located in the United States.